As filed with the Securities and Exchange Commission on March 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2012

Date of reporting period:  January 31, 2012

Item 1. Schedules of Investments.

Edgar Lomax Value
Schedule of Investments
January 31, 2012 (Unaudited)

Shares	COMMON STOCKS - 97.26%	Value
	Alumina and Aluminum Production and Processing - 3.99%
131,800	Alcoa, Inc.	1,339,088
	Beverage and Tobacco Product Manufacturing - 2.85%
5,050	Altria Group, Inc.	143,420
9,600	Coca Cola Co.	648,288
2,500	PepsiCo, Inc.	164,175
		955,883
	Building Material and Garden Equipment - 0.77%
9,600	Lowe's Companies, Inc.	257,568
	Chemical Manufacturing - 14.65%
2,900	Abbott Laboratories	157,035
9,300	Avon Products, Inc.	165,261
4,600	Bristol-Myers Squibb Co.	148,304
18,638	E. I. du Pont de Nemours and Co.	948,488
9,900	Johnson & Johnson	652,509
25,900	Merck & Co., Inc.	990,934
57,902	Pfizer, Inc.	1,239,103
9,800	Procter & Gamble Co.	617,792
		4,919,426
	Computer and Electronic Product Manufacturing - 11.68%
44,200	Hewlett-Packard Co.	1,236,716
62,600	Intel Corp.	1,653,892
21,500	Raytheon Co.	1,031,785
		3,922,393
	Depository Credit Intermediation - 1.58%
2,600	Capital One Financial Corp.	118,950
11,000	JPMorgan Chase & Co.	410,300
		529,250
	Diversified Financials - 1.22%
20,400	Bank of New York Mellon Corp.	410,652
	Food Manufacturing - 0.96%
3,000	HJ Heinz Co.	155,550
4,383	Kraft Foods, Inc. - Class A	167,869
		323,419
	General Merchandise Stores - 3.43%
34,500	Walgreen Co.	1,150,920
	Health and Personal Care Stores - 2.94%
6,000	CVS Caremark Corp.	250,500
12,000	Wal-Mart Stores, Inc.	736,320
		986,820
	Insurance Carriers and Related Activities - 5.56%
32,700	The Allstate Corp.	943,395
17,800	UnitedHealth Group, Inc.	921,862
		1,865,257
	Machinery Manufacturing - 3.89%
8,400	Baker Hughes, Inc.	412,692
47,700	General Electric Co.	892,467
		1,305,159
	Management of Companies and Enterprises - 1.49%
10,000	American Express Co.	501,400
	Materials - 0.52%
8,700	Weyerhaeuser Co.	174,174
	Medical Equipment and Supplies Manufacturing - 3.33%
1,300	3M Co.	112,723
2,200	Baxter International, Inc.	122,056
22,900	Medtronic, Inc.	883,253
		1,118,032

	Motion Picture and Video Industries - 1.44%
13,000	Time Warner, Inc.	481,780
	Oil and Gas Extraction - 2.96%
4,500	Apache Corp.	444,960
5,500	Occidental Petroleum Corp.	548,735
		993,695
	Other Electrical Equipment and Component Manufacturing - 0.54%
3,500	Emerson Electric Co.	179,830
	Petroleum and Coal Products Manufacturing - 10.54%
11,200	Chevron Corp.	1,154,496
22,300	ConocoPhillips	1,521,083
10,300	Exxon Mobil Corp.	862,522
		3,538,101
	Pipeline Transportation of Natural Gas - 0.52%
6,000	Williams Cos., Inc.	172,920
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 2.83%
28,300	Dow Chemical Co.	948,333
	Semiconductor and Other Electronic Component Manufacturing - 1.35%
14,000	Texas Instruments, Inc.	453,320
	Software Publishers - 1.24%
14,100	Microsoft Corp.	416,373
	Support Activities for Mining - 1.29%
11,800	Halliburton Co.	434,004
	Telecommunications - 5.23%
39,000	AT&T, Inc.	1,146,990
16,200	Verizon Communications, Inc.	610,092
		1,757,082
	Transportation & Warehousing - 1.25%
5,100	Lockheed Martin Corp.	419,832
	Transportation Equipment Manufacturing - 1.77%
8,600	General Dynamics Corp.	594,776
	Utilities - 7.44%
10,100	American Electric Power Co., Inc.	399,556
14,200	Entergy Corp.	985,196
24,000	Exelon Corp.	954,720
3,500	Southern Co.	159,460
		2,498,932

	TOTAL COMMON STOCKS (Cost $30,280,670)	32,648,419

Shares	SHORT-TERM INVESTMENTS - 2.34%	Value
784,203	AIM STIT-STIC Prime Portfolio, 0.09% (a)	784,203
	TOTAL SHORT-TERM INVESTMENTS (Cost $784,203)	784,203

	Total Investments in Securities (Cost ($31,064,873) - 99.60%	33,432,622
	Other Assets in Excess of Liabilities - 0.40%	134,827
	NET ASSETS - 100.00%	$33,567,449

(a) Rate shown is the 7-day yield as of January 31, 2012.

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Agriculture, Forestry and Hunting	$174,174	$-	$-	$174,174
Finance and Insurance	3,306,559	-	-	3,306,559
Information	2,655,235	-	-	2,655,235
Manufacturing	19,399,800	-	-	19,399,800
Mining	1,427,699	-	-	1,427,699
Retail Trade	2,395,308	-	-	2,395,308
Transportation and Warehousing	172,920	-	-	172,920
Utilities	2,498,932	-	-	2,498,932
Wholesale Trade	617,792	-	-	617,792
Total Common Stocks	32,648,419	-	-	32,648,419

	Level 1	Level 2	Level 3	Total
Short-Term Investments	$784,203	$-	$-	$784,203

Total Investments in Securities	$33,432,622	$-	$-	$33,432,622

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at January 31, 2012, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the quarter ended January 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$31,181,665

Gross unrealized appreciation	$2,985,711
Gross unrealized depreciation	(734,754)
Net unrealized appreciation	$2,250,957

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date   3/22/12

By (Signature and Title)*/s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  3/22/12

* Print the name and title of each signing officer under his or her signature.